BUSINESS COMBINATION - Schedule of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 49,329	$ 49,329
Cash consideration paid	$ 0	0	$ 42,729
Three privately held companies
Business Acquisition [Line Items]
Cash		2,853
Trade receivables		378
Prepaid expenses and other current assets		124
Intangible assets		25,918
Goodwill		25,065
Total Assets		54,338
Current liabilities		3,698
Deferred tax liability		4,011
Total Liabilities		7,709
Cash consideration paid		45,582
Fair value of previous investment		1,047	$ 1,047
Total purchase consideration		$ 46,629